Trade Receivables - Summary of Trade Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Trade receivables	¥ 1,270,476	¥ 1,160,847
Trade receivables [member]
Disclosure of financial assets [line items]
Allowance for impairment losses	(8,738)	(8,466)	¥ (8,402)	¥ (8,620)
Gross carrying amount [member] | Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Trade receivables	922,805	894,214
Gross carrying amount [member] | Other [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 356,409	¥ 275,099